Income Tax Expense - Unused Tax Loss Carryforwards and Unused Tax Credit Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 921,309	₩ 755,050
Unused tax credit carryforwards	4,092	₩ 1,211
Less than 1 year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax credit carryforwards	869
1 ~ 2 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	7,686
Unused tax credit carryforwards	101
2 ~ 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	358,237
Unused tax credit carryforwards	119
More than 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	555,386
Unused tax credit carryforwards	₩ 3,003